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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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 1.    Name and address of issuer:

       John Hancock Variable Life Account V
       197 Clarendon Street
       Boston, MA 02116

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

       Variable Insurance Contracts

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 3.    Investment Company Act File Number: 811-5290

       Securities Act File Number: 33-16611; 33-75610

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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24 (f):                          $121,089,030
                                                                  ------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                        $258,959,287
                                                 ------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no
             earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the
             Commission:                         $166,999,563
                                                 ------------

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                        $425,958,850
                                                                  ------------

      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]                           $          0
                                                                  ------------

      (vi)   Redemption credits available for
             use in future years -- if Item
             5(i) is less than Item 5(iv)
             [subtract Item (iv) from Item
             5(i)]:                              $304,869,820
                                                 ------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                            x      .00003070
                                                                  ------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                           =   $          0
                                                                  ============
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____.

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7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                                  $          0
                                                                  ------------
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8.    Total of the amount of the registration fees due plus
      any interest due [line 5(viii) plus line 7]:
                                                              =   $          0
                                                                  ============
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9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:

      Sec Account No. designated to receive payment: 0000820299

          Method of Delivery:

                          [ ] Wire Transfer
                          [ ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Janet Wyman
                         -------------------------
                         Janet Wyman
                         Accounting Director

Date: March 26, 2007